UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2005

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Grand-Jean Capital Management, Inc.
Address:	One Market - Steuart Tower
		Suite 2600
		San Francisco, CA  94105

Form 13F File Number:	28-11164

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Crystal Smolinski
Title:	Chief Compliance Officer
Phone:	(415) 512-8512

Signature, Place and Date of Signing:


Crystal Smolinski		San Francisco, CA		May 12, 2005


Report Type (Check only one.):
XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		50

Form 13F Information Table Value Total:		129,094 x 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

<Page

NAME OF ISSUER                  TITLE OF    CUSIP       VALUE    SHARES     SH/   PUT/  INV   OTHER     VOTING AUTH
                                CLASS                   X1000               PRN   CALL  DISC  MGR        SOLE  SHR NONE

Western Oil Sands            Common        9590531        3594      77650   SH           Sole            77650
Alliance Capital Management  Common        01855A1         303       6429   SH           Sole             6429
AMICAS Inc.                  Common        0017121        1888     512950   SH           Sole           512950
Chesapeake Energy Corp.      Common        1651671        8270     376925   SH           Sole           376925
Comcast Corp (New) Class A   Common        20030N1         228       6752   SH           Sole             6752
Danielson Holding Corp       Common        2362741        2448     141900   SH           Sole           141900
Denbury Res Inc. New         Common        2479162        2797      79400   SH           Sole            79400
Duratek, Inc.                Common        26658Q1        1359      68132   SH           Sole            68132
Gannett Inc. Com             Common        3647301         436       5510   SH           Sole             5510
Liberty Media Intl. Cl A     Common        5307191        1723      39401   SH           Sole            39401
Neff Corp Cl A               Common        6400941        1582     287000   SH           Sole           287000
Packaging Dynamics Corp.     Common        6951601        3753     268297   SH           Sole           268297
Royal Dtch                   Common        7802578         243       4053   SH           Sole             4053
Safeguard Hlth Ent New       Common        7864442         273         81   SH           Sole               81
Sears Holding Corp           Common        8123501        4428      33248   SH           Sole            33248
Aramark                      Common        0385211        3374     128375   SH           Sole           128375
Arch Capital                 Common        G0450A1        7340     183313   SH           Sole           183313
Berkshire Hathaway Cl B Inc  Common        0846702        7026       2460   SH           Sole             2460
BP plc                       Common        0556221         389       6236   SH           Sole             6236
Capital Source Inc.          Common        14055X1        4965     215850   SH           Sole           215850
Cedar Fair Dep Unt. LP       Common        1501851         284       9029   SH           Sole             9029
Citigroup Inc.               Common        1729671        5703     126903   SH           Sole           126903
Coca Cola Com                Common        1912161         276       6673   SH           Sole             6673
Comcast Corp Cl A Special N  Common        20030N2        9131     273065   SH           Sole           273065
Diebold Inc.                 Common        2536511        5671     103400   SH           Sole           103400
Emerson Electric Co.         Common        2910111         217       3348   SH           Sole             3348
Exxon Mobile Corp.           Common        30231G1        1133      19011   SH           Sole            19011
Federal Home Loan Mtg. Corp  Common        3134003        4380      69304   SH           Sole            69304
General Electric             Common        3696041         893      24754   SH           Sole            24754
Intel Corp.                  Common        4581401         457      19664   SH           Sole            19664
International Business Mach  Common        4592001        1367      14965   SH           Sole            14965
Istar Financial Inc.         Common        45031U1        4081      99091   SH           Sole            99091
Johnson & Johnson Common     Common        4781601        2314      34460   SH           Sole            34460
La Quinta Properties Pfd A preferred       50419U2        1113      43659   SH           Sole            43659
Laidlaw International        Common        50730R1        5564     267500   SH           Sole           267500
Langer                       Common        5157071         361      50754   SH           Sole            50754
Liberty Media                Common        5307181        2243     216295   SH           Sole           216295
Microsoft Inc.               Common        5949181         908      37560   SH           Sole            37560
Montpeleir Re Holdings       Common        G621851        3141      89350   SH           Sole            89350
Office Depot                 Common        6762201        2446     110300   SH           Sole           110300
Pepsico Inc.                 Common        7134481         310       5851   SH           Sole             5851
Plains All American Pipelin  Common        7265031         335       8644   SH           Sole             8644
San Juan Basin Royalty Trus  Common        7982411         430      11944   SH           Sole            11944
Sun Microsystems Inc.        Common        8668101          60      14832   SH           Sole            14832
Tiffany & Co. New            Common        8865471        5800        200   SH           Sole              200
Tyco Intl. LTD New           Common        9021241        7197     212937   SH           Sole           212937
United Health Group          Common        91324P1        5916      62030   SH           Sole            62030
Wal Mart Stores Inc.         Common        9311421         246       4914   SH           Sole             4914
Walgreen Company             Common        9314221         295       6640   SH           Sole             6640
Wellsfargo & Co. New Del.    Common        9497461         403       6740   SH           Sole             6740




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